Mineral, Royalty and Other Interests - Carrying Amount Related to Mineral, Royalty and Other Interests (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	$ 29,028	$ 29,580
Carrying Amount	374,206	365,477
Property, Plant and Equipment [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	316,100	313,200
Current Period Depletion Expense [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	27,700	28,300
Current Period Depletion Expense From Prior Period Depletion in Ending Inventory [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion in Ending Inventory	1,300	1,300
Exploration and evaluation assets [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	$ 58,100	$ 52,300